RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)								1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 05, 2026	Sep. 09, 2025	Sep. 04, 2025	Sep. 03, 2025	May 06, 2025	Nov. 12, 2024	Jul. 02, 2024	Jun. 25, 2024	Sep. 30, 2023	Sep. 30, 2025	Dec. 31, 2024	Nov. 26, 2025	Aug. 18, 2025	Jul. 08, 2025	Jul. 02, 2025	Jun. 30, 2025	Dec. 26, 2024	Dec. 09, 2024	Nov. 25, 2024	Nov. 13, 2024	Oct. 28, 2024	Oct. 16, 2024	Oct. 02, 2024	Sep. 30, 2024	Sep. 17, 2024	Aug. 21, 2024	Aug. 20, 2024	Aug. 07, 2024	Jul. 09, 2024	Jun. 05, 2024	Apr. 17, 2024	Apr. 10, 2024	Mar. 28, 2024	Mar. 11, 2024	Feb. 21, 2024	Feb. 06, 2024	Jan. 11, 2024	Dec. 31, 2023	Dec. 20, 2023	Nov. 14, 2023	Nov. 01, 2023	Oct. 18, 2023	Oct. 01, 2023	Sep. 25, 2023	Aug. 03, 2023	Jun. 26, 2023	Jun. 15, 2023	Jun. 13, 2023	Sep. 27, 2021
Allowance for credit loss										$ 137,000	$ 112,000													$ 112,000														$ 112,000
Richard Fang [Member]
Face amount																																													$ 350,000	$ 90,000
Versa Note [Member]
Unsecured debt																																																	$ 100,000
Interest rate																																																	8.00%
Hunniwell [Member]
Interest rate																																												6.00%
Face amount																											$ 250,000															$ 180,000		$ 300,000			$ 350,000	$ 350,000
Divided																																												$ 3.2714
Sindex [Member]
Repayments of debt									$ 620,000
Fang Family Fund, LLC [Member]
Face amount																																			$ 450,000	$ 450,000	$ 1,000,000.0		$ 1,000,000.0	$ 1,200,000	$ 400,000		$ 1,000,000.0
Fang Family Fund Loan [Member]
Interest rate																	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Face amount								$ 350,000									$ 2,780,000	$ 450,000	$ 400,000	$ 480,000	$ 450,000	$ 700,000	$ 400,000		$ 450,000	$ 350,000		$ 110,000	$ 580,000	$ 500,000	$ 200,000	$ 500,000	$ 500,000	$ 500,000	$ 450,000	$ 450,000	$ 1,000,000.0
Repayments of debt				$ 87,500	$ 90,000			172,450
External funding received								$ 1,000,000																		$ 5,000,000		$ 5,000,000	$ 5,000,000
Accrued interest			$ 31,918
Allowance for credit loss, accounts receivable										134,712
Consolidated Fang Family Fund Loans [Member]
Interest rate							6.00%									6.00%
Face amount							$ 7,000,000.0									$ 1,750,000
Repayments of debt			1,750,000
Gain (loss) on extinguishment of debt							0
Derivative liability							$ 2,000,000.0
Amortization										$ 22,000	$ 1,970,000
Conversion price percent							77.00%
Interest paid			50,000.00
Aggregated convertible note [Member]
Face amount						$ 7,000,000.0
Convertible note, donated value received percenteg						50.00%
Fang Family I [Member]
Face amount																	$ 350,000
Related party working capital loan [Member]
Face amount															$ 250,000
Repayments of debt		$ 250,000
Interest paid		15,781
Hunniwell travel expense loan [Member]
Face amount																											93,633
Repayments of debt		93,633
Interest paid		5,237
Daniel Teo severance loan [Member]
Face amount																											$ 187,190
Repayments of debt		187,190
Interest paid		$ 2,042
Fang Family Fund loan [Member]
Interest rate												6.00%		6.00%
Face amount												$ 1,000,000		$ 425,000
Repayments of debt	$ 1,000,000		425,000
Interest paid	$ 6,575		4,533
Fang Family Fund II [Member]
Interest rate													6.00%
Face amount													$ 450,000
Repayments of debt			450,000
Interest paid			$ 1,200
Versa Capital Management, LLC [Member]
Ownership percentage																																																	100.00%